Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2021
Intangible Assets And Goodwill [Abstract]
Goodwill and Intangible Assets

2.9 Goodwill and intangible assets

2.9.1 Goodwill

Accounting policy

Goodwill represents the purchase consideration in excess of the Group's interest in the net fair value of identifiable assets, liabilities and contingent liabilities of the acquired entity. When the net fair value of the identifiable assets, liabilities and contingent liabilities acquired exceeds the purchase consideration, the fair value of net assets acquired is reassessed and the bargain purchase gain is recognized immediately in the net profit in the Statement of Comprehensive Income. Goodwill is measured at cost less accumulated impairment losses.

Impairment

Goodwill is tested for impairment on an annual basis and whenever there is an indication that the recoverable amount of a cash generating unit (CGU) is less than its carrying amount. For the impairment test, goodwill is allocated to the CGU or groups of CGU’s which benefit from the synergies of the acquisition. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets. Impairment occurs when the carrying amount of a CGU including the goodwill, exceeds the estimated recoverable amount of the CGU. The recoverable amount of a CGU is the higher of its fair value less cost to sell and its value-in-use. Value-in-use is the present value of future cash flows expected to be derived from the CGU.

Total impairment loss of a CGU is allocated first to reduce the carrying amount of goodwill allocated to the CGU and then to the other assets of the CGU pro-rata on the basis of the carrying amount of each asset in the CGU. An impairment loss on goodwill is recognized in the net profit in the statement of comprehensive income and is not reversed in the subsequent period.

Following is a summary of changes in the carrying amount of goodwill:

	(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Carrying value at the beginning	699	512
Goodwill on HIPUS acquisition (Refer to Note 2.10)	—	16
Goodwill on Stater acquisition (Refer to Note 2.10)	—	57
Goodwill on Simplus acquisition (Refer to Note 2.10)	—	130
Goodwill on acquisitions during the year (Refer to Note 2.10)	102	—
Translation differences	31	(16)
Carrying value at the end	832	699

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to the cash generating units (CGU) or groups of CGUs, which are benefited from the synergies of the acquisition. The Group internally reviews the goodwill for impairment at the operating segment level, after allocation of the goodwill to CGUs or groups of CGUs.

The following table presents the allocation of goodwill to operating segments as at March 31, 2021 and March 31, 2020:

(Dollars in millions)
	As of
Segments	March 31, 2021	March 31, 2020
Financial services	186	167
Retail	109	66
Communication	82	62
Energy, utilities, Resources and Services	143	117
Manufacturing	67	50
	587	462
Operating segments without significant goodwill	127	102
Total	714	564

The goodwill pertaining to Panaya is tested for impairment at the entity level as at March 31, 2021 and amounts to $118 million.

The goodwill pertaining to Panaya, Kallidus and Skava are tested for impairment at the respective entity level, amounting to $135 million as at March 31, 2020.

The recoverable amount of a CGU is the higher of its fair value less cost to sell and its value-in-use. The fair value of a CGU is determined based on the market capitalization. Value-in-use is determined based on discounted future cash flows.

The key assumptions used for the calculations are as follows:

(in %)
As of
	March 31, 2021	March 31, 2020
Long term growth rate	8-10	7-10
Operating margins	19-21	17-20
Discount rate	11.7	11.9

The above discount rate is based on the Weighted Average Cost of Capital of the Company. As at March 31, 2021, the estimated recoverable amount of the CGU exceeded its carrying amount. Reasonable sensitivities in key assumptions consequent to the change in estimated future economic conditions on account of possible effects relating to the COVID-19 pandemic is unlikely to cause the carrying amount to exceed the recoverable amount of the cash generating units.

2.9.2 Intangible assets

Accounting policy

Intangible assets are stated at cost less accumulated amortization and impairment. Intangible assets are amortized over their respective individual estimated useful lives on a straight-line basis, from the date that they are available for use. The estimated useful life of an identifiable intangible asset is based on a number of factors including the effects of obsolescence, demand, competition, and other economic factors (such as the stability of the industry and known technological advances. Amortization methods and useful lives are reviewed periodically including at each financial year end.

Research costs are expensed as incurred. Software product development costs are expensed as incurred unless technical and commercial feasibility of the project is demonstrated, future economic benefits are probable, the Company has an intention and ability to complete and use or sell the software and the costs can be measured reliably. The costs which can be capitalized include the cost of material, direct labour, overhead costs that are directly attributable to preparing the asset for its intended use.

Impairment

Intangible assets are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. In such cases, the recoverable amount is determined for the CGU to which the asset belongs.

If such assets are considered to be impaired, the impairment to be recognized in the net profit in the statement of comprehensive income is measured by the amount by which the carrying value of the assets exceeds the estimated recoverable amount of the asset. An impairment loss is reversed in the net profit in the statement of comprehensive income if there has been a change in the estimates used to determine the recoverable amount. The carrying amount of the asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated amortization) had no impairment loss been recognized for the asset in prior years.

Following are the changes in the carrying value of acquired intangible assets for fiscal 2021:

			(Dollars in millions)
	Customer related	Software related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2020	248	92	32	54	426
Additions during the period	—	14	—	—	14
Acquisition through business combination (Refer to Note 2.10)	24	4	8	36	72
Translation differences	10	2	—	1	13
Gross carrying value as of March 31, 2021	282	112	40	91	525
Accumulated amortization as of April 1, 2020	(100)	(59)	(9)	(7)	(175)
Amortization expense	(37)	(7)	(5)	(14)	(63)
Translation differences	(2)	(1)	—	(1)	(4)
Accumulated amortization as of March 31, 2021	(139)	(67)	(14)	(22)	(242)
Carrying value as of March 31, 2021	143	45	26	69	283
Carrying value as of April 1, 2020	148	33	23	47	251
Estimated Useful Life (in years)	1-15	3-10	3-10	3-7
Estimated Remaining Useful Life (in years)	1-13	1-8	1-9	1-7

*	Majorly includes intangibles related to vendor relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2020:

				(Dollars in millions)
	Customer related	Software related	Land use rights related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2019	136	64	10	14	12	236
Additions during the period	—	13	—	—	—	13
Acquisition through business combination (Refer to Note 2.10)	116	16	—	18	43	193
Reclassified on account of adoption of IFRS 16	—	—	(10)	—	—	(10)
Translation differences	(4)	(1)	—	—	(1)	(6)
Gross carrying value as of March 31, 2020	248	92	—	32	54	426
Accumulated amortization as of April 1, 2019	(81)	(44)	(1)	(6)	(4)	(136)
Amortization expense	(21)	(15)	—	(3)	(4)	(43)
Reclassified on account of adoption of IFRS 16	—	—	1	—	—	1
Translation differences	2	—	—	—	1	3
Accumulated amortization as of March 31, 2020	(100)	(59)	—	(9)	(7)	(175)
Carrying value as of March 31, 2020	148	33	—	23	47	251
Carrying value as of April 1, 2019	55	20	9	8	8	100
Estimated Useful Life (in years)	1-15	3-10	—	5-10	3-5
Estimated Remaining Useful Life (in years)	0-14	0-9	—	1-10	1-5

*	Majorly includes intangibles related to vendor relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2019:

				(Dollars in millions)
	Customer related	Software related	Land use rights related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2018	68	3	11	4	4	90
Additions during the period	—	1	—	—	—	1
Acquisition through business combination (Refer to Note 2.10)	47	—	—	5	9	61
Reclassified under assets held for sale (Refer to Note 2.10)	24	60	—	6	—	90
Translation differences	(3)	—	(1)	(1)	(1)	(6)
Gross carrying value as of March 31, 2019	136	64	10	14	12	236
Accumulated amortization as of April 1, 2018	(44)	(3)	(1)	(2)	(2)	(52)
Amortization expense	(16)	(13)	—	(1)	(2)	(32)
Reduction in value (Refer to Note 2.10)	(13)	—	—	—	—	(13)
Reclassified under assets held for sale (Refer to Note 2.10)	(9)	(28)	—	(3)	—	(40)
Translation differences	1	—	—	—	—	1
Accumulated amortization as of March 31, 2019	(81)	(44)	(1)	(6)	(4)	(136)
Carrying value as of March 31, 2019	55	20	9	8	8	100
Carrying value as of April 1, 2018	24	—	10	2	2	38
Estimated Useful Life (in years)	1-10	3-8	50	5-10	3-5
Estimated Remaining Useful Life (in years)	0-7	1	42	2-8	2-3

*	Majorly includes intangibles related to vendor relationships

The amortization expense has been included under depreciation and amortization expense under cost of sales in the consolidated statement of comprehensive income.

Research and development expense recognized in the consolidated statement of comprehensive income, for fiscal 2021, 2020 and 2019 were $127 million, $117 million and $110 million, respectively.